Capital structure and financing - C.6. Net financial obligations, table 1 (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Gross debt	$ 5,815	$ 6,678
Add (less) derivatives & vendor financing related to debt (note D.1.2.)	59	58
Cash and cash equivalents	(699)	(775)	$ (1,039)	$ (895)
Pledged deposits	0	(6)
Net debt	5,174	5,956
Borrowings	5,815	6,697
Interest rate risk
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,815	6,678
Vendor Financing | Interest rate risk
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 18